(PIMCO Worldwide Long/Short Fundamental Strategy Fund)
Investment Objective
The Fund seeks long-term capital appreciation, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 13 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Worldwide Long/Short Fundamental Strategy Fund)	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none	none	none	none	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Worldwide Long/Short Fundamental Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
Management Fees		1.19%	1.29%	1.19%	1.34%	1.34%	1.34%	1.34%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses	[1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.24%	1.34%	1.49%	1.64%	1.64%	2.39%	1.89%
Fee Waiver and/or Expense Reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19%	1.29%	1.44%	1.59%	1.59%	2.34%	1.84%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2016, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Worldwide Long/Short Fundamental Strategy Fund) (USD $)	1 Year	3 Years
Institutional Class	121	378
Class P	131	409
Administrative Class	147	456
Class D	162	502
Class A	703	1,024
Class C	337	730
Class R	187	579

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Worldwide Long/Short Fundamental Strategy Fund) (USD $)	1 Year	3 Years
Institutional Class	121	378
Class P	131	409
Administrative Class	147	456
Class D	162	502
Class A	703	1,024
Class C	237	730
Class R	187	579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by, under normal circumstances, investing in derivatives intended to obtain long exposure to certain proprietary equity indexes, hedging that exposure with investments in derivatives intended to obtain short exposure to certain capitalization-weighted equity indexes, and investing the remainder of its assets in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund normally invests in derivatives, such as total return swaps, based on three separate Research Affiliates Low Volatility Equity Income ("RALVEI") indexes. The three RALVEI Indexes are the Research Affiliates U.S. Low Volatility Equity Income Index ("U.S. Index"), Research Affiliates International Low Volatility Equity Income Index ("International Index") and Research Affiliates Emerging Markets Low Volatility Equity Income Index ("Emerging Markets Index") (collectively, the U.S. Index, International Index and Emerging Markets Index are referred to as the "RALVEI Indexes"). The RALVEI Index construction process begins by using the Research Affiliates Fundamental Index® methodology, which is a patented, innovative indexing approach developed by Research Affiliates, LLC ("Research Affiliates" or the "Sub-Adviser"). The methodology assigns relative weights to companies based on fundamental factors, including sales, cash flows, dividends and book value. Using these relative weightings, a subset of securities from markets generally indicated by the RALVEI Index's name is then selected for inclusion in that RALVEI Index based upon volatility, income and leverage in an effort to enhance RALVEI Index returns and reduce RALVEI Index volatility attributable to equity market downside risk.

The Fund typically will seek to gain long exposure to the RALVEI Indexes by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the relevant RALVEI Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Though the Fund does not normally invest directly in RALVEI Index securities, when RALVEI Index derivatives appear to be overvalued relative to the relevant RALVEI Index, the Fund may invest all of its assets in a subset (or "basket") of RALVEI Index stocks.

The values of RALVEI Index derivatives are intended to closely track changes in the value of the associated RALVEI Index. However, RALVEI Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may typically be invested in other equity-related derivatives not based on a RALVEI Index or in Fixed Income Instruments. The Fund seeks to remain invested in RALVEI Index derivatives even when the RALVEI Indexes are declining. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund will generally take long positions through RALVEI derivatives and short positions through derivatives, such as futures contracts and total return swaps, on certain traditional capitalization-weighted equity indexes. This "long/short" strategy is intended to seek to hedge portfolio exposures and to seek to capitalize on differences in performance of a RALVEI Index as compared to certain traditional capitalization-weighted equity indexes. The Fund generally will be long-biased, but will normally take such long and short positions simultaneously in a proportion determined by PIMCO.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RALVEI Indexes by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the composition of each RALVEI Index for purposes of developing RALVEI Index derivatives. Because the RALVEI Indexes are proprietary indexes, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement on a RALVEI Index. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of RALVEI Index stocks, or individual securities to replicate the performance of the relevant RALVEI Index.

Assets not invested in RALVEI derivatives or other equity index derivatives are typically invested in a diversified portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments and other investments not related to equity indexes, PIMCO utilizes an absolute return ("AR") approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The AR approach does not apply to the equity index-related strategies discussed above. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's AR investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). With respect to the Fund's AR investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both RALVEI Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of RALVEI Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.